Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Leases [Abstract]
Operating lease, remaining lease term		5 years
Rental expenses related to office leases	$ 3.6